EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	$ 48,375,025	$ 41,946,079
Acquisition costs		2,798,913
Claims maintenance	25,597	4,963
Engineering	168,002	93,307
Exploration and camp support	4,693,598	3,003,005
Permitting	128,968	185,845
Salary and wages	263,057	260,903
Share-based payments	93,766	82,010
Exploration and evaluation assets, end of period	$ 53,748,013	$ 48,375,025